NOTES PAYABLE - RELATED PARTIES (Details)	1 Months Ended
Jul. 31, 2016 USD ($)
NOTES PAYABLE - RELATED PARTIES (Details) [Line Items]
Number of Notes	3
Debt Instrument, Face Amount	$ 1,617,881
Officer [Member]
NOTES PAYABLE - RELATED PARTIES (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.00%
Accounts Payable [Member]
NOTES PAYABLE - RELATED PARTIES (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 228,109
Accounts Payable and Accrued Liabilities [Member]
NOTES PAYABLE - RELATED PARTIES (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 1,389,772